UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:

     Pioneer Growth Trust
     60 State Street
     Boston, MA 02109-1820

2. Name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.   Investment Company Act File Number:    811-06106
     Securities Act File Number:   33-34801

4(a).Last day of fiscal year for which this notice is filed: October 31, 1997

4(b).__ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)



Note:If the Form is being filed late, interest must be paid on the registration fee due

4(c).__ Check box if this is the last time the issuer will be filing this form.

5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year pursuant to
            Section 24(f):                                      $1,071,527,294
     (ii)   Aggregate price of securities redeemed or repurchased during
            the fiscal year:                    $853,084,802

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
            Commission: $-0-

     (iv) Total available redemption credits [add
            Items 5(ii)and 5(iii):                               $853,084,802


     (v) Net sales-if tem 5(i) is greated than Item 5 (iv)[subtract Item 5(iv) from Item 5(i)]: $218,442,492

     (vi) Redemption credits available for use in future years___if Item 5(i) is less than Item 5(iv)[subtract Item 5(iv) from Item 5(i)]:
                                                                              $0

     (vii   Multiplier for determining registration fee
            (See instruction C.9):                                  x .000295

     (viii) Registration fee due [multiply Item 5(v) by
            Item 5(vii)](enter "0" if no fee is due):               = $64,441

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: None. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-

7.   Interest  due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year
     (See Instruction D):     N/A

8. Total of the amount of the registrationfee due plus any interest due [line 5(viii) plus line7]: $64,441

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

               __X__   Wire Transfer

               ______  Mail or other means

                                   SIGNATURES

     This report has been signed below the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By   /s/Robert P. Nault
             Assistant Secretary

     Date: January 26, 1998